AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 38.1%
Information Technology – 9.4%
Communications Equipment – 0.4%
GCI Liberty, Inc.(a) (b) (c)	2,664	$0
Juniper Networks, Inc.	35,509	1,275,483
Motorola Solutions, Inc.	855	427,244

		1,702,727

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. - Class A	9,273	673,684
CDW Corp./DE	2,738	481,696
Trimble, Inc.(c)	3,985	290,785

		1,446,165

IT Services – 0.8%
Accenture PLC - Class A	1,526	552,977
Akamai Technologies, Inc.(c)	3,273	307,727
Amdocs Ltd.	5,057	438,543
Gartner, Inc.(c)	1,790	927,095
GoDaddy, Inc. - Class A(c)	696	137,509
Nomura Research Institute Ltd.	7,300	223,530
Twilio, Inc. - Class A(c)	4,930	515,382
VeriSign, Inc.(c)	1,851	346,470

		3,449,233

Semiconductors & Semiconductor Equipment – 2.0%
Analog Devices, Inc.	812	177,057
Applied Materials, Inc.	1,011	176,632
Broadcom, Inc.	10,223	1,656,944
First Solar, Inc.(c)	800	159,416
NVIDIA Corp.	35,130	4,856,723
Qorvo, Inc.(c)	3,402	234,908
QUALCOMM, Inc.	2,291	363,192
Taiwan Semiconductor Manufacturing Co., Ltd.	26,400	822,638

		8,447,510

Software – 4.7%
Adobe, Inc.(c)	882	455,050
Altair Engineering, Inc. - Class A(c)	4,241	447,892
ANSYS, Inc.(c)	3,744	1,314,518
Autodesk, Inc.(c)	1,375	401,362
Cadence Design Systems, Inc.(c)	1,141	350,070
Constellation Software, Inc./Canada	177	598,512
Dassault Systemes SE	4,311	148,802
DocuSign, Inc.(c)	4,958	395,103
Dropbox, Inc. - Class A(c)	12,829	354,850
Fair Isaac Corp.(c)	281	667,383
HashiCorp, Inc. - Class A(c)	37,970	1,276,551
Intuit, Inc.	832	533,919
Manhattan Associates, Inc.(c)	1,188	339,103
Matterport, Inc.(c)	138,199	657,827
Microsoft Corp.	17,537	7,426,218
Oracle Corp.	7,520	1,389,997

Company	Shares	U.S. $ Value

Palo Alto Networks, Inc.(c)	1,036	$401,782
Roper Technologies, Inc.	2,222	1,258,630
SAP SE	2,141	508,414
ServiceNow, Inc.(c)	358	375,700
Smartsheet, Inc. - Class A(c)	9,162	512,614
Trend Micro, Inc./Japan	5,900	325,290
Zoom Communications, Inc. - Class A(c)	4,988	412,458

		20,552,045

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	18,558	4,404,370
Logitech International SA (REG)	4,053	329,381
NetApp, Inc.	955	117,121
Samsung Electronics Co., Ltd.	12,085	475,221

		5,326,093

		40,923,773

Financials – 6.7%
Banks – 1.9%
Bank of America Corp.	5,605	266,294
Barclays PLC	74,573	249,969
BNP Paribas SA	4,137	247,292
Canadian Imperial Bank of Commerce(d)	6,290	408,296
Citigroup, Inc.	6,750	478,372
CrossFirst Bankshares, Inc.(c)	2,255	39,034
Danske Bank A/S	3,632	104,501
DBS Group Holdings Ltd.	6,890	218,632
First Bancshares, Inc. (The)	11,254	417,974
Heartland Financial USA, Inc.	16,614	1,122,608
ING Groep NV	13,134	202,754
Japan Post Bank Co., Ltd.	33,500	316,986
JPMorgan Chase & Co.	3,191	796,856
KBC Group NV	2,703	195,454
Mitsubishi UFJ Financial Group, Inc.	21,900	261,396
National Bank of Canada	3,740	370,541
NatWest Group PLC	165,470	848,753
Nordea Bank Abp (Stockholm)	18,403	207,875
Oversea-Chinese Banking Corp., Ltd.	48,600	590,718
Royal Bank of Canada	2,196	276,310
Sandy Spring Bancorp, Inc.	915	34,477
Sumitomo Mitsui Financial Group, Inc.	16,500	407,233

		8,062,325

Capital Markets – 1.9%
Ameriprise Financial, Inc.	750	430,478
B3 SA - Brasil Bolsa Balcao	183,300	282,103
Blackrock, Inc.	187	191,264
Cboe Global Markets, Inc.	1,010	218,009
Charles Schwab Corp. (The)	10,581	875,684
CI Financial Corp.	28,497	632,000
CVC Capital Partners PLC(c) (d) (e)	6,029	147,619
Deutsche Bank AG (REG)	10,317	175,474
Euronext NV	1,877	209,430
Goldman Sachs Group, Inc. (The)	2,506	1,525,076
Intermediate Capital Group PLC	19,291	519,856
Julius Baer Group Ltd.	11,909	788,679
London Stock Exchange Group PLC	3,501	501,759

Company	Shares	U.S. $ Value

Moody’s Corp.	831	$415,483
MSCI, Inc.	475	289,574
Singapore Exchange Ltd.	51,100	485,109
State Street Corp.	3,968	390,888
TMX Group Ltd.	10,564	334,037

		8,412,522

Consumer Finance – 0.5%
Discover Financial Services	8,315	1,516,906
Synchrony Financial	6,729	454,342

		1,971,248

Financial Services – 1.3%
Berkshire Hathaway, Inc. - Class B(c)	443	213,978
Corebridge Financial, Inc.	11,193	362,317
Curo Group Holdings Corp.(a) (b) (c)	7,850	35,325
Fiserv, Inc.(c)	4,024	889,143
Mastercard, Inc. - Class A	4,901	2,611,939
Visa, Inc. - Class A	4,651	1,465,437

		5,578,139

Insurance – 1.1%
Ageas SA/NV	6,275	317,187
Allstate Corp. (The)	1,964	407,314
AXA SA	13,905	484,629
Everest Group Ltd.	870	337,177
Fidelity National Financial, Inc.	4,226	267,886
Japan Post Holdings Co., Ltd.	36,600	367,043
Markel Group, Inc.(c)	211	376,196
Marsh & McLennan Cos., Inc.	2,391	557,653
Medibank Pvt Ltd.	85,689	213,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	383	200,412
Poste Italiane SpA(d)	23,324	327,492
Progressive Corp. (The)	641	172,352
Sampo Oyj - Class A(d)	7,100	304,127
T&D Holdings, Inc.	19,500	369,626
Talanx AG	2,699	228,824

		4,931,916

		28,956,150

Health Care – 5.0%
Biotechnology – 0.8%
AbbVie, Inc.	6,416	1,173,679
Alnylam Pharmaceuticals, Inc.(c)	699	176,896
Amgen, Inc.	202	57,140
Avid Bioservices, Inc.(c)	17,186	211,044
Biogen, Inc.(c)	1,312	210,746
BioMarin Pharmaceutical, Inc.(c)	464	30,638
Gilead Sciences, Inc.	8,379	775,728
Incyte Corp.(c)	3,546	264,496
Neurocrine Biosciences, Inc.(c)	2,060	261,105
United Therapeutics Corp.(c)	668	247,487

		3,408,959

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 0.9%
Cochlear Ltd.	1,474	$293,502
Cooper Cos., Inc. (The)(c)	7,207	752,843
Demant A/S(c)	2,162	82,785
Hologic, Inc.(c)	4,341	345,109
IDEXX Laboratories, Inc.(c)	542	228,589
Medtronic PLC	10,988	950,902
ResMed, Inc.	1,524	379,506
Surmodics, Inc.(c)	20,485	808,133

		3,841,369

Health Care Providers & Services – 1.3%
Amedisys, Inc.(c)	12,078	1,104,050
Cardinal Health, Inc.	3,083	376,866
Centene Corp.(c)	4,852	291,120
Cigna Group (The)	964	325,639
Elevance Health, Inc.	2,345	954,321
Humana, Inc.	760	225,249
McKesson Corp.	1,899	1,193,522
UnitedHealth Group, Inc.	1,565	954,963
Universal Health Services, Inc. - Class B	1,608	329,640

		5,755,370

Health Care Technology – 0.0%
Nexus AG	1,366	98,737

Life Sciences Tools & Services – 0.3%
Illumina, Inc.(c)	3,033	437,207
IQVIA Holdings, Inc.(c)	3,038	610,152
Thermo Fisher Scientific, Inc.	921	487,789

		1,535,148

Pharmaceuticals – 1.7%
AstraZeneca PLC	1,651	223,454
AstraZeneca PLC (Sponsored ADR)	6,339	428,643
Catalent, Inc.(c)	20,409	1,247,194
Eli Lilly & Co.	1,245	990,211
Johnson & Johnson	186	28,832
Merck & Co., Inc.	5,987	608,519
Novartis AG (REG)	2,135	226,351
Novo Nordisk A/S - Class B	14,248	1,526,955
Revance Therapeutics, Inc.(c)	103,279	372,837
Roche Holding AG (Genusschein)	1,614	468,949
Takeda Pharmaceutical Co., Ltd.	6,600	179,950
Zoetis, Inc.	5,590	979,647

		7,281,542

		21,921,125

Industrials – 4.3%
Aerospace & Defense – 0.3%
Heroux-Devtek, Inc.(c)	18,623	422,062
Huntington Ingalls Industries, Inc.	1,352	267,588
RTX Corp.	3,675	447,725

		1,137,375

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.2%
DSV A/S	3,016	$645,956
InPost SA(c)	5,836	102,199

		748,155

Building Products – 0.6%
Carlisle Cos., Inc.	460	210,082
Carrier Global Corp.	2,073	160,388
Lennox International, Inc.	577	384,934
Masco Corp.	4,137	333,277
Otis Worldwide Corp.	10,392	1,070,168
Owens Corning	1,980	407,128
ROCKWOOL A/S - Class B	650	237,678

		2,803,655

Commercial Services & Supplies – 0.3%
Brambles Ltd.	26,740	332,923
Cintas Corp.	1,861	420,195
Republic Services, Inc.	769	167,873
Veralto Corp.	3,125	338,094

		1,259,085

Construction & Engineering – 0.3%
AECOM	1,897	221,892
EMCOR Group, Inc.	787	401,465
Shimizu Corp.	49,800	395,970
Stantec, Inc.	5,245	454,313

		1,473,640

Electrical Equipment – 0.6%
Eaton Corp. PLC	2,058	772,615
Exide Technologies(a) (b) (c)	13	3,094
GE Vernova, Inc.(c)	548	183,098
Legrand SA	3,167	317,775
Prysmian SpA	13,022	858,954
Schneider Electric SE	1,226	315,843

		2,451,379

Ground Transportation – 0.1%
Canadian National Railway Co.	3,110	347,286
Uber Technologies, Inc.(c)	2,548	183,354

		530,640

Industrial Conglomerates – 0.1%
Hitachi Ltd.	5,600	141,125
Siemens AG (REG)	1,644	319,359

		460,484

Machinery – 0.4%
Deere & Co.	934	435,151
Marel HF(e)	192,902	890,677
Snap-on, Inc.	1,201	443,998
Volvo AB - Class A	5,933	148,615

		1,918,441

Company	Shares	U.S. $ Value

Passenger Airlines – 0.1%
Qantas Airways Ltd.(c)	68,838	$395,080

Professional Services – 1.2%
Automatic Data Processing, Inc.	6,630	2,034,946
Booz Allen Hamilton Holding Corp.	1,430	211,897
Experian PLC	7,618	364,169
Genpact Ltd.	6,160	284,346
Leidos Holdings, Inc.	1,298	214,689
RELX PLC (Amsterdam)	15,539	731,849
RELX PLC (London)	3,488	164,439
SGS SA (REG)	2,047	203,336
Verisk Analytics, Inc.	1,322	388,946
Wolters Kluwer NV	3,604	601,476

		5,200,093

Transportation Infrastructure – 0.1%
Aena SME SA	1,579	341,967

		18,719,994

Consumer Discretionary – 3.6%
Automobiles – 0.2%
Honda Motor Co., Ltd.	21,000	181,188
Nissan Motor Co., Ltd.(d)	113,600	273,968
Tesla, Inc.(c)	1,134	391,411

		846,567

Broadline Retail – 1.0%
Alibaba Group Holding Ltd.	700	7,645
Alibaba Group Holding Ltd. (Sponsored ADR)	5,131	448,296
Amazon.com, Inc.(c)	15,735	3,271,149
Dollarama, Inc.	186	19,375
Edcon Ltd. Series A(a) (b) (c)	465,862	0
Edcon Ltd. Series B(a) (b) (c)	73,623	0
MercadoLibre, Inc.(c)	193	383,138

		4,129,603

Diversified Consumer Services – 0.2%
Pearson PLC	25,376	398,173
Service Corp. International/US	5,558	492,383

		890,556

Hotels, Restaurants & Leisure – 1.0%
Airbnb, Inc. - Class A(c)	1,046	142,371
Amadeus IT Group SA(d)	4,478	314,492
Bally’s Corp.(c) (d)	6,618	117,337
Booking Holdings, Inc.	104	541,006
Compass Group PLC	19,153	656,253
Darden Restaurants, Inc.	1,168	205,883
Everi Holdings, Inc.(c)	20,297	273,401
Expedia Group, Inc.(c)	2,279	420,749
InterContinental Hotels Group PLC	1,061	132,385
La Francaise des Jeux SACA	2,542	100,525
Marriott International, Inc./MD - Class A	644	186,174
PlayAGS, Inc.(c)	16,746	194,589

Company	Shares	U.S. $ Value

Royal Caribbean Cruises Ltd.	202	$49,300
Yum China Holdings, Inc.	15,163	705,838
Yum! Brands, Inc.	2,493	346,377

		4,386,680

Household Durables – 0.2%
PulteGroup, Inc.	2,593	350,755
Vizio Holding Corp. - Class A(c) (d)	62,468	711,511

		1,062,266

Specialty Retail – 0.7%
AutoZone, Inc.(c)	209	662,434
Burlington Stores, Inc.(c)	573	161,517
Home Depot, Inc. (The)	122	52,354
Industria de Diseno Textil SA(d)	9,137	504,209
Ross Stores, Inc.	1,976	306,023
TJX Cos., Inc. (The)	9,500	1,194,055

		2,880,592

Textiles, Apparel & Luxury Goods – 0.3%
Christian Dior SE	316	184,479
Lululemon Athletica, Inc.(c)	1,096	351,443
NIKE, Inc. - Class B	5,641	444,342
Pandora A/S	2,177	351,269

		1,331,533

		15,527,797

Communication Services – 2.6%
Diversified Telecommunication Services – 0.4%
Comcast Corp. - Class A	10,907	471,073
Consolidated Communications Holdings, Inc.(c)	53,613	250,373
Frontier Communications Parent, Inc.(c)	26,721	930,158
HKT Trust & HKT Ltd. - Class SS	144,000	179,166

		1,830,770

Entertainment – 0.6%
Electronic Arts, Inc.	5,640	923,099
Endeavor Group Holdings, Inc. - Class A(d)	21,749	660,517
Netflix, Inc.(c)	988	876,168
Sea Ltd. (ADR)(c)	3,736	425,157

		2,884,941

Interactive Media & Services – 1.4%
Alphabet, Inc. - Class A	4,428	748,111
Alphabet, Inc. - Class C	14,598	2,488,813
Auto Trader Group PLC	31,687	338,477
LY Corp.	117,800	325,054
Meta Platforms, Inc. - Class A	2,948	1,693,095
Rightmove PLC	27,670	227,489
Scout24 SE	2,285	206,032

		6,027,071

Media – 0.2%
Fox Corp. - Class B	8,573	383,470

Company	Shares	U.S. $ Value

Informa PLC	17,256	$188,249
New York Times Co. (The) - Class A	3,821	207,328

		779,047

		11,521,829

Consumer Staples – 2.3%
Beverages – 0.7%
Asahi Group Holdings Ltd.	59,017	643,730
Carlsberg AS - Class B	4,264	439,940
Coca-Cola Co. (The)	16,079	1,030,342
Constellation Brands, Inc. - Class A	2,778	669,359
Pernod Ricard SA	2,080	233,033

		3,016,404

Consumer Staples Distribution & Retail – 0.6%
Albertsons Cos., Inc. - Class A	55,576	1,103,184
Costco Wholesale Corp.	58	56,369
Koninklijke Ahold Delhaize NV	7,814	269,605
Loblaw Cos., Ltd.	2,012	261,120
Tesco PLC	132,341	617,302
Walmart, Inc.	3,911	361,767

		2,669,347

Food Products – 0.4%
Bunge Global SA	452	40,562
Kellanova	13,963	1,135,052
Tyson Foods, Inc. - Class A	5,889	379,841

		1,555,455

Household Products – 0.3%
Clorox Co. (The)	2,179	364,263
Essity AB - Class B	11,581	319,013
Kimberly-Clark Corp.	2,410	335,834
Procter & Gamble Co. (The)	2,128	381,465
Southeastern Grocers, Inc.(a) (b) (c)	8,714	8,714

		1,409,289

Personal Care Products – 0.1%
Haleon PLC	39,861	190,142
Unilever PLC (London)	6,839	409,532

		599,674

Tobacco – 0.2%
Imperial Brands PLC	11,821	386,621
Philip Morris International, Inc.	3,321	441,893

		828,514

		10,078,683

Materials – 1.7%
Chemicals – 1.0%
Arcadium Lithium PLC(c)	150,425	789,731
Covestro AG(c)	12,835	782,878
DSM-Firmenich AG	2,767	303,938
Eastman Chemical Co.	228	23,876
Ecolab, Inc.	1,741	433,109

Company	Shares	U.S. $ Value

Evonik Industries AG	2,227	$40,942
Linde PLC	508	234,183
Mitsubishi Chemical Group Corp.	56,300	296,200
RPM International, Inc.	2,642	366,657
Sherwin-Williams Co. (The)	1,632	648,557
Sumitomo Chemical Co., Ltd.	115,100	279,288

		4,199,359

Construction Materials – 0.1%
Summit Materials, Inc. - Class A(c)	5,669	288,779

Containers & Packaging – 0.2%
Berry Global Group, Inc.	3,804	275,067
CCL Industries, Inc. - Class B	5,801	321,571
Smurfit WestRock PLC	9,614	528,962

		1,125,600

Metals & Mining – 0.4%
Gatos Silver, Inc.(c)	12,079	186,741
Kinross Gold Corp.	35,763	350,209
SilverCrest Metals, Inc.(c)	2,739	27,856
Teck Resources Ltd. - Class B	7,894	368,580
United States Steel Corp.(d)	15,715	640,701
Universal Stainless & Alloy Products, Inc.(c)	4,749	210,951

		1,785,038

		7,398,776

Energy – 1.1%
Energy Equipment & Services – 0.5%
Artsonig Pty Ltd.(a) (b) (c)	51,133	0
Baker Hughes Co.	2,844	124,994
ChampionX Corp.	38,919	1,204,543
CHC Group LLC(a) (b) (c)	1,138	0
Schlumberger NV	13,461	591,476

		1,921,013

Oil, Gas & Consumable Fuels – 0.6%
Chevron Corp.	1,327	214,881
Equinor ASA	8,995	218,016
Exxon Mobil Corp.	1,263	148,984
HF Sinclair Corp.	6,040	247,217
Inpex Corp.	24,200	317,165
Keyera Corp.	8,035	264,974
Shell PLC	31,400	1,009,104
TotalEnergies SE	5,478	318,382

		2,738,723

		4,659,736

Utilities – 0.9%
Electric Utilities – 0.5%
ALLETE, Inc.	9,659	626,676
American Electric Power Co., Inc.	4,054	404,833
Avangrid, Inc.	3,741	135,050
Enel SpA	49,706	357,957
NRG Energy, Inc.	3,899	396,177

Company	Shares		U.S. $ Value

Origin Energy Ltd.		51,256	$364,145

			2,284,838

Independent Power and Renewable Electricity Producers – 0.1%
Atlantica Sustainable Infrastructure PLC		14,580	319,885
Encavis AG(c)		6,042	111,700

			431,585

Multi-Utilities – 0.3%
Centrica PLC		215,500	349,505
Consolidated Edison, Inc.		2,794	281,049
DTE Energy Co.		2,731	343,505
National Grid PLC		16,764	211,606

			1,185,665

			3,902,088

Real Estate – 0.5%
Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(c)		3,161	442,508
Mitsui Fudosan Co., Ltd.		23,500	197,007
Vonovia SE		5,466	181,306

			820,821

Retail REITs – 0.1%
Klepierre SA		6,847	206,956

Specialized REITs – 0.2%
American Tower Corp.		2,912	608,608
VICI Properties, Inc.		11,111	362,330

			970,938

			1,998,715

Total Common Stocks (cost $127,517,125)			165,608,666

Principal Amount (000)

GOVERNMENTS – TREASURIES – 22.3%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(e)	AUD	525	260,196

Austria – 0.4%
Republic of Austria Government Bond
0.01%, 02/20/2031(e)	EUR	1,278	1,169,785
0.90%, 02/20/2032(e)		800	762,010

			1,931,795

	Principal Amount (000)		U.S. $ Value

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 60 4.25%, 03/28/2041(e)	EUR	532	$651,405

Colombia – 0.4%
Colombian TES
Series B 6.25%, 07/09/2036	COP	371,400	57,633
7.25%, 10/26/2050		1,333,600	193,969
13.25%, 02/09/2033		5,080,300	1,297,153

			1,548,755

Finland – 0.4%
Finland Government Bond 2.50%, 04/15/2030(e)	EUR	1,520	1,625,245

France – 1.5%
French Republic Government Bond OAT
Series OAT 2.75%, 02/25/2030(e)		2,791	2,980,858
3.00%, 11/25/2034(e)		2,126	2,265,297
3.50%, 11/25/2033(e)		1,069	1,188,545

			6,434,700

Germany – 0.5%
Bundesobligation Series 189 2.10%, 04/12/2029(e)		1,488	1,584,115
Bundesrepublik Deutschland Bundesanleihe 3.25%, 07/04/2042(e)		585	700,403

			2,284,518

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(e)		1,656	1,897,658
Series 13Y 4.05%, 10/30/2037(e)		599	674,524

			2,572,182

Japan – 11.7%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	682,400	4,507,858
Japan Government Forty Year Bond
Series 16 1.30%, 03/20/2063		110,950	523,749
Series 4 2.20%, 03/20/2051		161,700	1,094,511
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		399,700	2,427,266

	Principal Amount (000)		U.S. $ Value

Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042	JPY	307,500	$1,949,079
Japan Treasury Discount Bill
Series 1253 0.00%, 12/02/2024		1,340,000	8,956,321
Series 1261 0.01%, 04/10/2025		1,441,600	9,628,749
Series 1269 0.00%, 02/25/2025		3,250,000	21,716,556

			50,804,089

Mexico – 0.0%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	5,116	198,580

South Korea – 0.4%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	2,015,170	1,596,790

Spain – 0.3%
Spain Government Bond 3.90%, 07/30/2039(e)	EUR	1,309	1,509,053

United Kingdom – 2.1%
United Kingdom Gilt
1.25%, 10/22/2041(e)	GBP	1,401	1,094,880
1.50%, 07/31/2053(e)		625	396,900
1.75%, 09/07/2037(e)		734	695,783
4.125%, 07/22/2029(e)		3,907	4,977,519
4.25%, 07/31/2034(e)		646	822,932
4.375%, 07/31/2054(e)		573	686,092
4.75%, 10/22/2043(e)		339	435,196

			9,109,302

United States – 3.8%
U.S. Treasury Bonds
1.125%, 08/15/2040	U.S.$	3,640	2,289,219
1.25%, 05/15/2050		444	226,513
2.375%, 02/15/2042		2,306	1,727,203
4.625%, 05/15/2044		483	491,600
U.S. Treasury Notes
4.00%, 01/31/2029		1,748	1,740,054
4.25%, 02/28/2029		4,418	4,441,571
4.375%, 05/15/2034		172	174,669
4.875%, 05/31/2026		5,311	5,356,641

			16,447,470

Total Governments - Treasuries (cost $95,934,131)			96,974,080

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 14.7%
Funds and Investment Trusts – 14.7%(f)
iShares Core International Aggregate Bond ETF		261,584	$13,675,611
iShares Core MSCI EAFE ETF		344,960	25,406,304
iShares Core MSCI Emerging Markets ETF		295,348	16,040,350
iShares Core S&P 500 ETF		14,380	8,700,907

Total Investment Companies (cost $61,968,818)			63,823,172

	Principal Amount (000)

CORPORATES - INVESTMENT GRADE – 7.2%
Financial Institutions – 3.7%
Banking – 3.2%
ABN AMRO Bank NV
Series E 5.125%, 02/22/2033(e)	EUR	200	221,023
5.50%, 09/21/2033(e)		200	225,136
AIB Group PLC Series E 2.25%, 04/04/2028(e)		382	397,970
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	400	411,580
Banco Santander SA
4.175%, 03/24/2028		200	196,344
Series E 5.75%, 08/23/2033(e)	EUR	200	226,328
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(e)		346	387,493
Banque Federative du Credit Mutuel SA
1.25%, 06/03/2030(e)		200	190,587
3.875%, 06/16/2032(e)		300	318,883
Barclays PLC
4.506%, 01/31/2033(e)		100	113,055
5.088%, 06/20/2030	U.S.$	202	199,513
Series E 8.407%, 11/14/2032(e)	GBP	141	191,984
BNP Paribas SA
2.159%, 09/15/2029(e)	U.S.$	304	273,953
Series E 2.75%, 07/25/2028(e)	EUR	200	209,921
BPCE SA
2.277%, 01/20/2032(e)	U.S.$	329	274,676
3.116%, 10/19/2032(e)		250	211,388
CaixaBank SA 6.208%, 01/18/2029(e)		455	469,769
Citigroup, Inc. 4.542%, 09/19/2030		415	409,173
Commerzbank AG Series E 4.625%, 01/17/2031(e)	EUR	200	223,980

	Principal Amount (000)		U.S. $ Value

Cooperatieve Rabobank UA 3.649%, 04/06/2028(e)	U.S.$	418	$406,777
Danske Bank A/S
4.613%, 10/02/2030(e)		206	202,459
Series E 4.75%, 06/21/2030(e)	EUR	177	201,140
Deutsche Bank AG 5.375%, 01/11/2029(e)		300	337,828
HSBC Holdings PLC
2.013%, 09/22/2028	U.S.$	295	272,604
6.364%, 11/16/2032(e)	EUR	223	254,369
ING Groep NV
4.125%, 08/24/2033(e)		200	216,416
6.083%, 09/11/2027	U.S.$	200	204,118
Intesa Sanpaolo SpA 3.875%, 07/14/2027(e)		416	403,795
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(e)	EUR	470	537,509
KBC Group NV Series E 4.875%, 04/25/2033(e)		300	330,901
Lloyds Banking Group PLC Series E 4.75%, 09/21/2031(e)		341	389,947
Mizuho Financial Group, Inc.
3.153%, 07/16/2030	U.S.$	512	475,571
5.382%, 07/10/2030		200	204,178
Morgan Stanley
4.656%, 03/02/2029	EUR	352	392,490
5.424%, 07/21/2034	U.S.$	133	135,603
Nationwide Building Society 3.96%, 07/18/2030(e)		207	197,840
NatWest Group PLC
3.032%, 11/28/2035		239	209,049
Series E 5.763%, 02/28/2034(e)	EUR	173	197,068
Santander UK Group Holdings PLC
2.469%, 01/11/2028	U.S.$	285	270,360
6.534%, 01/10/2029		200	208,438
Societe Generale SA 6.447%, 01/12/2027(e)		384	389,084
Standard Chartered PLC 2.608%, 01/12/2028(e)		424	403,979
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(e)		273	271,337
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(e)	GBP	161	200,167
Swedbank AB Series G 3.625%, 08/23/2032(e)	EUR	303	323,602
UBS Group AG 7.75%, 03/01/2029(e)		318	384,790

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(e)	U.S.$	200	$190,906
Wells Fargo & Co. Series E 1.741%, 05/04/2030(e)	EUR	336	337,169

			13,702,250

Finance – 0.1%
Air Lease Corp. 5.40%, 06/01/2028	CAD	175	130,605
Aviation Capital Group LLC 1.95%, 09/20/2026(e)	U.S.$	215	203,579

			334,184

Insurance – 0.2%
Athene Global Funding
5.454% (SOFR + 0.85%, 05/08/2026(e) (g)		156	155,889
5.526%, 07/11/2031(e)		316	323,935
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)	EUR	100	109,665
Metropolitan Life Global Funding I Series E 4.00%, 04/05/2028(e)		239	263,151

			852,640

REITs – 0.2%
American Tower Corp. 0.875%, 05/21/2029		122	117,850
Annington Funding PLC Series E 3.184%, 07/12/2029(e)	GBP	116	133,213
Digital Intrepid Holding BV 0.625%, 07/15/2031(e)	EUR	390	345,548
Equinix, Inc. 1.00%, 03/15/2033		127	111,957
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	U.S.$	102	95,909
WEA Finance LLC 2.875%, 01/15/2027(e)		212	201,871

			1,006,348

			15,895,422

Industrial – 3.0%
Basic – 0.1%
Smurfit Kappa Treasury ULC 3.454%, 11/27/2032(e)	EUR	319	345,615

Capital Goods – 0.1%
Boeing Co. (The) 5.15%, 05/01/2030	U.S.$	111	110,593

	Principal Amount (000)		U.S. $ Value

6.298%, 05/01/2029(e)	U.S.$	131	$136,617

			247,210

Communications - Media – 0.2%
Cox Communications, Inc.
1.80%, 10/01/2030(e)		166	138,610
5.70%, 06/15/2033(e)		265	268,808
Grupo Televisa SAB 8.50%, 03/11/2032		175	196,492
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		178	179,543
Warnermedia Holdings, Inc.
4.279%, 03/15/2032(d)		155	140,047
5.141%, 03/15/2052		177	142,457

			1,065,957

Communications - Telecommunications – 0.3%
Bell Telephone Co. of Canada or Bell Canada
4.55%, 02/09/2030	CAD	182	133,110
5.15%, 02/09/2053		188	135,922
5.85%, 11/10/2032		347	271,741
CK Hutchison Group Telecom Finance SA 1.50%, 10/17/2031(e)	EUR	116	106,932
TELUS Corp. Series CAG 5.25%, 11/15/2032	CAD	542	409,105
Vodafone Group PLC 4.20%, 12/13/2027(e)	AUD	210	134,033

			1,190,843

Consumer Cyclical - Automotive – 0.4%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	225	245,517
Aptiv PLC/Aptiv Global Financing DAC 5.15%, 09/13/2034	U.S.$	414	398,152
General Motors Financial Co., Inc.
Series E 4.00%, 07/10/2030(e)	EUR	100	109,617
4.30%, 02/15/2029(e)		262	288,854
Harley-Davidson Financial Services, Inc.
3.05%, 02/14/2027(e)	U.S.$	183	173,898
5.95%, 06/11/2029(e)		200	202,754
Hyundai Capital America 1.80%, 01/10/2028 (e)		449	410,301

			1,829,093

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc.
3.55%, 11/19/2026		333	325,830
6.05%, 05/14/2034		80	82,526

			408,356

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
MDC Holdings, Inc. 6.00%, 01/15/2043	U.S.$	197	$204,372
PulteGroup, Inc. 7.875%, 06/15/2032		169	197,721

			402,093

Consumer Non-Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(e)		200	202,126
CommonSpirit Health 5.318%, 12/01/2034		337	343,396
CVS Health Corp.
1.75%, 08/21/2030		164	136,755
5.70%, 06/01/2034(d)		267	272,623
Imperial Brands Finance PLC 5.875%, 07/01/2034(e)		267	271,753
Loblaw Cos., Ltd. 6.54%, 02/17/2033(e)	CAD	165	134,344
Metro, Inc./CN 4.657%, 02/07/2033		553	410,412
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	333,663
Stryker Corp. 3.375%, 12/11/2028		121	131,192

			2,236,264

Energy – 0.6%
BP Capital Markets PLC 3.625%, 03/22/2029(e) (h)		346	358,729
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)	U.S.$	198	199,705
Devon Energy Corp. 7.95%, 04/15/2032		139	159,901
Enbridge, Inc. 6.10%, 11/09/2032	CAD	445	357,370
ONEOK Partners LP 6.65%, 10/01/2036	U.S.$	126	138,939
ONEOK, Inc. 4.40%, 10/15/2029		80	78,654
Raizen Fuels Finance SA 6.45%, 03/05/2034(e)		200	205,000
Schlumberger Finance BV 0.50%, 10/15/2031(e)	EUR	124	110,599
Suncor Energy, Inc. 6.85%, 06/01/2039	U.S.$	181	202,765
TotalEnergies SE Series NC7 1.625%, 10/25/2027(e) (h)	EUR	334	330,895
Var Energi ASA 7.50%, 01/15/2028(e)	U.S.$	245	261,060

			2,403,617

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	243	$264,460

Services – 0.1%
Booking Holdings, Inc.
4.50%, 11/15/2031		171	197,638
4.75%, 11/15/2034		168	200,097

			397,735

Technology – 0.3%
Broadcom, Inc. 4.15%, 02/15/2028	U.S.$	104	102,589
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		397	345,243
Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	134	134,622
Fiserv, Inc.
1.625%, 07/01/2030		144	141,847
5.625%, 08/21/2033	U.S.$	261	270,957
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	293	332,729
Intel Corp. 1.60%, 08/12/2028	U.S.$	59	52,578

			1,380,565

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)		209	192,158

Transportation - Services – 0.1%
Heathrow Funding Ltd. 6.45%, 12/10/2031(e)	GBP	192	260,235
Ryder System, Inc. 6.60%, 12/01/2033(d)	U.S.$	361	398,435

			658,670

			13,022,636

Utility – 0.5%
Electric – 0.3%
AltaLink LP 3.99%, 06/30/2042	CAD	116	79,187
Electricite de France SA Series MPLE 5.993%, 05/23/2030(e)		262	201,036
Enel Finance International NV 2.50%, 07/12/2031(e) (i)	U.S.$	274	234,171
Engie Energia Chile SA 6.375%, 04/17/2034(e)		200	202,626
Niagara Energy SAC 5.746%, 10/03/2034(e)		207	201,349
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(e)		343	335,272

			1,253,641

	Principal Amount (000)		U.S. $ Value

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(e)	EUR	103	$110,515
Energir, Inc. 6.30%, 10/31/2033	CAD	165	135,668
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(e)	U.S.$	200	222,500

			468,683

Other Utility – 0.1%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(e)		200	208,851
Suez SACA Series E
4.50%, 11/13/2033(e)	EUR	300	340,694
5.00%, 11/03/2032(e)		100	116,625

			666,170

			2,388,494

Total Corporates - Investment Grade (cost $30,906,614)			31,306,552

MORTGAGE PASS-THROUGHS – 4.5%
Agency Fixed Rate 30-Year – 4.5%
Government National Mortgage Association
Series 2019 3.00%, 12/19/2054, TBA	U.S.$	1,919	1,701,412
Series 2020 2.50%, 12/19/2054, TBA		1,675	1,432,125
Series 2022 4.00%, 12/19/2054, TBA		390	366,844
4.50%, 12/19/2054, TBA		4,404	4,249,860
Series 2024 5.00%, 12/15/2054, TBA		3,488	3,438,950
5.50%, 12/15/2054, TBA		5,072	5,078,521
Uniform Mortgage-Backed Security
Series 2020 2.00%, 12/13/2053, TBA		1,398	1,120,803
Series 2024 6.00%, 12/15/2054, TBA		2,038	2,062,356
6.50%, 12/15/2054, TBA		364	372,702

Total Mortgage Pass-Throughs (cost $19,636,989)			19,823,573

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO - Floating Rate – 1.1%
AIMCO CLO Series 2018-AA, Class A 5.929% (CME Term SOFR 3 Month + 1.28%), 04/17/2031(e) (g)		229	228,887

	Principal Amount (000)		U.S. $ Value

AMMC CLO 25 Ltd. Series 2022-25A, Class A1R 6.006% (CME Term SOFR 3 Month + 1.35%), 04/15/2035(e) (g)	U.S.$	500	$500,497
Apidos CLO XV Series 2013-15A, Class BRR 6.429% (CME Term SOFR 3 Month + 1.81%), 04/20/2031(e) (g)		250	250,559
Apidos CLO XXXII Ltd. Series 2019-32A 5.717% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(e) (g)		530	530,795
CIFC Funding Ltd.
Series 2018-3A, Class B 6.494% (CME Term SOFR 3 Month + 1.86%), 07/18/2031(e) (g)		500	501,175
Series 2019-3A, Class A2R 6.559% (CME Term SOFR 3 Month + 1.91%), 10/16/2034(e) (g)		250	250,542
Dryden 113 CLO Ltd. Series 2022-113A, Class BR2 6.267% (CME Term SOFR 3 Month + 1.65%), 10/15/2037(e) (g)		250	250,096
Juniper Valley Park CLO Ltd. Series 2023-1A 5.867% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(e) (g)		260	260,865
Magnetite XXVII Ltd. Series 2020-27A, Class BR 6.429% (CME Term SOFR 3 Month + 1.81%), 10/20/2034(e) (g)		350	350,387
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 6.771% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(e) (g)		500	502,956
Voya CLO Ltd.
Series 2013-2A, Class A1R 5.858% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(e) (g)		251	251,404
Series 2018-1A, Class A1 5.829% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(e) (g)		245	245,665
Series 2018-2A, Class A2 6.168% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(e) (g)		500	500,817
Total Collateralized Loan Obligations (cost $4,617,950)			4,624,645

COVERED BONDS – 0.9%
Australia – 0.1%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(e)	EUR	522	532,250

		Principal Amount (000)	U.S. $ Value

Canada – 0.1%
Bank of Montreal Series E 0.125%, 01/26/2027(e)	EUR	533	$536,505

France – 0.5%
BPCE SFH SA 0.625%, 09/22/2027(e)		700	703,722
Cie de Financement Foncier SA 3.125%, 05/18/2027(e)		500	536,776
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(e)		700	709,085

			1,949,583

South Korea – 0.1%
Korea Housing Finance Corp. 3.714%, 04/11/2027(e)		484	525,578

Spain – 0.1%
Banco de Sabadell SA 1.00%, 04/26/2027(e)		500	510,405

Total Covered Bonds (cost $4,061,305)			4,054,321

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
Risk Share Floating Rate – 0.9%
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 7.484% (CME Term SOFR + 2.75%), 05/25/2042(e) (g)	U.S.$	226	231,935
Series 2022-R08, Class 1M1 7.284% (CME Term SOFR + 2.55%), 07/25/2042(e) (g)		274	280,488
Series 2022-R08, Class 1M2 8.334% (CME Term SOFR + 3.60%), 07/25/2042(e) (g)		400	422,806
Series 2023-R01, Class 1M1 7.125% (CME Term SOFR + 2.40%), 12/25/2042(e) (g)		369	379,814
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2 6.234% (CME Term SOFR + 1.50%), 10/25/2041(e) (g)		218	218,640
Series 2021-DNA7, Class M2 6.534% (CME Term SOFR + 1.80%), 11/25/2041(e) (g)		400	403,981
Series 2022-DNA1, Class M1A 5.734% (CME Term SOFR + 1.00%), 01/25/2042(e) (g)		362	361,568
Series 2022-DNA1, Class M1B 6.584% (CME Term SOFR + 1.85%), 01/25/2042(e) (g)		500	506,930

		Principal Amount (000)	U.S. $ Value

Series 2022-DNA2, Class M1A 6.034% (CME Term SOFR + 1.30%), 02/25/2042(e) (g)	U.S.$	308	$308,983
Series 2022-DNA4, Class M1A 6.934% (CME Term SOFR + 2.20%), 05/25/2042(e) (g)		337	342,784
Series 2022-DNA6, Class M1A 6.884% (CME Term SOFR + 2.15%), 09/25/2042(e) (g)		183	185,628
Series 2023-DNA2, Class M1B 7.975% (CME Term SOFR + 3.25%), 04/25/2043(e) (g)		250	263,422
Series 2024-DNA3, Class M1 5.734% (CME Term SOFR + 1.00%), 10/25/2044(e) (g)		50	50,050

Total Collateralized Mortgage Obligations (cost $3,962,869)			3,957,029

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(e)		446	437,831
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(e)		109	108,529
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(e)		361	362,782
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(e)		171	170,178
Series 2024-1A, Class B 4.79%, 08/20/2032(e)		140	138,186
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(e)		251	253,980
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(e)		410	411,582
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(e)		106	104,067
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(e)		182	182,329
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(e)		310	310,266

		Principal Amount (000)	U.S. $ Value

Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(e)	U.S.$	140	$138,969

			2,618,699

Autos - Fixed Rate – 0.2%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(e)		215	217,580
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(e)		163	162,995
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(e)		203	202,823
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(e)		248	248,593

			831,991

Other ABS - Floating Rate – 0.0%
Capital Street Master Trust Series 2024-1, Class A 4.99% (CME Term SOFR + 1.35%), 10/16/2028(e) (g)		100	99,515

Total Asset-Backed Securities (cost $3,554,214)			3,550,205

INFLATION-LINKED SECURITIES – 0.7%
Canada – 0.1%
Canadian Government Real Return Bond Series CPI 4.00%, 12/01/2031	CAD	397	336,342

Sweden – 0.1%
Sweden Inflation Linked Bond
Series 3104 3.50%, 12/01/2028(e)	SEK	1,580	264,271
Series 3113 0.125%, 12/01/2027(e)		2,250	266,493

			530,764

United States – 0.5%
U.S. Treasury Inflation Index
1.375%, 07/15/2033 (TIPS)	U.S.$	1,433	1,373,801
2.125%, 02/15/2054 (TIPS)		663	658,195

			2,031,996

Total Inflation-Linked Securities (cost $2,833,709)			2,899,102

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.6%
Canada – 0.6%
Hydro Quebec Interest Strip
Zero Coupon, 08/15/2038	CAD	144	$59,190
Zero Coupon, 08/15/2041		144	51,804
Zero Coupon, 02/15/2042		144	50,801
Zero Coupon, 08/15/2042		144	49,576
Zero Coupon, 02/15/2043		144	48,712
Zero Coupon, 02/15/2044		144	46,413
Zero Coupon, 08/15/2044		144	45,599
Series JN
Zero Coupon, 02/15/2046		144	43,039
Province of Ontario Canada
2.90%, 12/02/2046		1,283	768,253
3.50%, 06/02/2043		471	314,553
3.45%, 06/02/2045		478	314,884
4.60%, 12/02/2055		245	195,177
Province of Ontario Generic Coupon Strip
Zero Coupon, 12/02/2036		144	64,695
Zero Coupon, 06/02/2037		144	62,999
Zero Coupon, 12/02/2037		144	61,313
Zero Coupon, 06/02/2038		144	60,237
Zero Coupon, 12/02/2038		144	58,903
Zero Coupon, 06/02/2039		144	57,544
Zero Coupon, 06/02/2040		144	55,070
Zero Coupon, 12/02/2040		144	53,582
Zero Coupon, 06/02/2041		144	52,590
Zero Coupon, 12/02/2041		144	51,820
Zero Coupon, 06/02/2042		144	50,684
Series INT
Zero Coupon, 06/02/2043		144	48,291
Zero Coupon, 12/02/2045		144	43,584
Zero Coupon, 06/02/2046		144	42,888
Zero Coupon, 12/02/2046		144	41,776
Zero Coupon, 06/02/2047		144	41,310

Total Local Governments - Provincial Bonds (cost $2,760,043)			2,835,287

GOVERNMENTS - SOVEREIGN AGENCIES – 0.6%
BELGIUM – 0.2%
Dexia SA Series E 0.01%, 01/22/2027(e)	EUR	700	703,300

CANADA – 0.0%
Canada Housing Trust No. 1 4.25%, 03/15/2034(e)	CAD	235	178,762

FRANCE – 0.1%
SNCF Reseau Series E 3.125%, 10/25/2028(e)	EUR	600	643,548

		Principal Amount (000)	U.S. $ Value

JAPAN – 0.2%
Development Bank of Japan, Inc. Series G 3.50%, 09/13/2027(e)	EUR	593	$645,916

NETHERLANDS – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	819	522,286

Total Governments - Sovereign Agencies (cost $2,700,050)			2,693,812

SUPRANATIONALS – 0.5%
European Investment Bank 1.80%, 01/19/2027		851	527,262
European Union Series NGEU 3.375%, 10/05/2054(e)	EUR	754	831,228
Inter-American Development Bank Series E 7.00%, 01/25/2029	INR	56,000	663,566

Total Supranationals (cost $2,003,574)			2,022,056

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.4%
Australia – 0.2%
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	300	133,247
2.25%, 09/15/2033(e)		933	489,608
2.25%, 11/20/2034		787	397,321

			1,020,176

Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(e)	EUR	668	671,002

Total Local Governments - Regional Bonds (cost $1,694,924)			1,691,178

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Floating Rate CMBS – 0.3%
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.53% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(e) (g)	U.S.$	408	409,929
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 6.102% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(e) (g)		154	154,337
HLTN Commercial Mortgage Trust Series 2024-DPLO 6.251% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(e) (g)		304	304,331

		Principal Amount (000)	U.S. $ Value

Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.30% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(e) (g)	U.S.$	242	$242,241

			1,110,838

Non-Agency Fixed Rate CMBS – 0.1%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.594%, 08/13/2041(e)		281	280,377
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.274%, 10/10/2041(e)		300	296,540

			576,917

Total Commercial Mortgage-Backed Securities (cost $1,686,045)			1,687,755

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(e)		311	317,041
Chile Government International Bond 4.125%, 07/05/2034	EUR	200	219,011

			536,052

Hungary – 0.0%
Hungary Government International Bond Series 10Y 5.375%, 09/12/2033(e)		224	254,466

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		349	331,579

Romania – 0.1%
Romanian Government International Bond 5.125%, 09/24/2031(e)		310	321,607

Total Governments - Sovereign Bonds (cost $1,466,251)			1,443,704

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Hungary – 0.0%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)	U.S.$	255	258,188

Saudi Arabia – 0.1%
Gaci First Investment Co. 4.875%, 02/14/2035(e)		277	267,824

Total Quasi-Sovereigns (cost $517,007)			526,012

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo Group Holdings Corp. 13.00%, 08/01/2028(a) (b)	U.S.$	226	$234,723

Industrial – 0.0%
Basic – 0.0%
ERP Iron Ore LLC 1.00%, 12/31/2019(a) (b) (c) (j) (k)		12	0
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (b) (c) (j) (l)		146	0

			0

Communications - Media – 0.0%
National CineMedia LLC 5.75%, 08/15/2026(a) (b) (c) (m)		33	0

Consumer Cyclical - Automotive – 0.0%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (b) (c) (j) (l) (m)		59	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(a) (b) (c) (j) (l) (m)		24	0

			0

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a) (b) (c) (j) (m)		120	0

			0

Total Corporates - Non-Investment Grade (cost $253,990)			234,723

		Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(a) (b) (c) (e) (cost $87,984)		117	109,746

RIGHTS – 0.0%
Health Care – 0.0%
Biotechnology – 0.0%
Contra Chinook Therape (CVR)(a) (b) (c)		30,997	12,089
Mirati Therapeutics, Inc. (CVR)(a) (b) (c)		25,914	18,140

			30,229

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (b) (c)		3,960	4,039

			$34,268

Company	Shares		U.S. $ Value

Materials – 0.0%
Paper & Forest Products – 0.0%
Contra Resolute Forest Products, Inc. (CVR)(a) (b) (c)		14,789	21,000

Total Rights (cost $55,268)			55,268

	Principal Amount (000)

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(a) (b) (l)	U.S.$	0	38

Consumer Cyclical - Retailers – 0.0%
Edcon Ltd. 0.01%, 06/25/2023(a) (b) (c) (j)	ZAR	2	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (b) (c) (j) (l)	U.S.$	40	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (b) (c) (j) (l)		28	0

			0

Total Emerging Markets - Corporate Bonds (cost $71,371)			38

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(a) (cost $359,270)	RUB	23,770	0

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (b) (c) (d) (cost $0)		541	0

SHORT-TERM INVESTMENTS – 6.9%
Investment Companies – 6.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.54%(f) (n) (o) (cost $30,081,095)		30,081,095	30,081,095

Total Investments Before Security Lending Collateral for Securities Loaned – 101.1% (cost $398,730,597)			440,002,019

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.54%(f) (n) (o) (cost $1,253,658)		1,253,658	1,253,658

Total Investments – 101.4% (cost $399,984,255)(p)			441,255,677
Other assets less liabilities – (1.4)%			(6,153,412)

Net Assets – 100.0%			$435,102,265

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	80	March 2025	$6,479,769	$94,157
10 Yr Canadian Bond Futures	30	March 2025	2,644,620	64,237
10 Yr Japan Bond (OSE) Futures	27	December 2024	25,817,064	(253,219)
E-Mini Russell 2000 Index Futures	38	December 2024	4,644,740	73,878
Euro Buxl 30 Yr Bond Futures	32	December 2024	4,727,475	125,085
Euro STOXX 50 Index Futures	86	December 2024	4,377,712	(18,232)
Euro-BOBL Futures	90	December 2024	11,398,629	45,747
Euro-Bund Futures	128	December 2024	18,230,874	130,656
Euro-Schatz Futures	54	December 2024	6,109,893	20,201
FTSE China A50 Futures	15	December 2024	197,745	(1,205)
Gold 100 OZ Futures	17	February 2025	4,557,700	72,376
Hang Seng Index Futures	4	December 2024	501,414	1,413
Long Gilt Futures	119	March 2025	14,519,822	91,696
MSCI Emerging Markets Futures	151	December 2024	8,234,030	(219,244)
MSCI Singapore IX ETS Futures	33	December 2024	921,526	2,161
NSE IFSC Nifty 50 Index Futures	51	December 2024	2,478,957	(9,071)
OMXS 30 Index Futures	54	December 2024	1,248,911	5,046
S&P 500 E-Mini Futures	176	December 2024	53,253,200	3,197,517
S&P/TSX 60 Index Futures	24	December 2024	5,278,440	261,158
SPI 200 Futures	2	December 2024	275,837	4,699
TOPIX Index Futures	20	December 2024	3,581,192	35,547
U.S. Long Bond (CBT) Futures	139	March 2025	16,610,500	145,307
U.S. T-Note 2 Yr (CBT) Futures	79	March 2025	16,282,641	42,602
U.S. T-Note 5 Yr (CBT) Futures	528	March 2025	56,813,625	399,497
U.S. Ultra Bond (CBT) Futures	59	March 2025	7,504,062	79,657
WIG20 Index Futures	24	December 2024	260,063	(471)
Sold Contracts
10 Yr Australian Bond Futures	22	December 2024	1,625,295	(19,807)
10 Yr Canadian Bond Futures	13	March 2025	1,146,002	(18,906)
10 Yr Japan Bond (OSE) Futures	4	December 2024	3,824,750	55,993
Euro Buxl 30 Yr Bond Futures	1	December 2024	147,733	(4,862)
Euro STOXX 50 Index Futures	8	December 2024	407,229	(1,703)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Euro-Bund Futures	20	December 2024	$2,848,574	$(16,529)
FTSE 100 Index Futures	15	December 2024	1,585,824	(24,410)
FTSE KLCI Futures	40	December 2024	717,660	5,386
FTSE Taiwan Index Futures	16	December 2024	1,190,720	28,570
FTSE/JSE Top 40 Futures	23	December 2024	974,180	13,060
S&P 500 E-Mini Futures	4	December 2024	1,210,300	(45,130)
SET 50 Futures	516	December 2024	2,769,753	46,095
SPI 200 Futures	27	December 2024	3,723,794	(97,313)
U.S. 10 Yr Ultra Futures	31	March 2025	3,558,703	(27,052)
U.S. Long Bond (CBT) Futures	41	March 2025	4,899,500	(43,163)
U.S. T-Note 10 Yr (CBT) Futures	164	March 2025	18,234,750	(224,257)
U.S. Ultra Bond (CBT) Futures	18	March 2025	2,289,375	(24,904)

				$3,992,263

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	13,078	USD	2,263	12/03/2024	$89,729
Bank of America, NA	BRL	8,989	USD	1,485	12/03/2024	(9,057)
Bank of America, NA	USD	2,160	BRL	13,078	12/03/2024	13,177
Bank of America, NA	USD	1,565	BRL	8,989	12/03/2024	(71,030)
Bank of America, NA	INR	447,735	USD	5,310	12/06/2024	13,743
Bank of America, NA	NZD	4,403	USD	2,720	12/06/2024	112,024
Bank of America, NA	USD	1,368	INR	115,318	12/06/2024	(3,379)
Bank of America, NA	USD	701	NZD	1,178	12/06/2024	(2,954)
Bank of America, NA	JPY	198,309	USD	1,304	12/19/2024	(23,824)
Bank of America, NA	ZAR	9,239	USD	521	12/19/2024	9,238
Bank of America, NA	CHF	3,536	USD	4,103	12/20/2024	81,212
Bank of America, NA	EUR	17,516	USD	19,129	12/20/2024	605,608
Bank of America, NA	EUR	582	USD	615	12/20/2024	(687)
Bank of America, NA	USD	1,427	EUR	1,359	12/20/2024	10,070
Bank of America, NA	USD	4,741	EUR	4,351	12/20/2024	(140,164)
Bank of America, NA	USD	1,564	BRL	9,108	01/03/2025	(56,164)
Bank of America, NA	CLP	1,905,386	USD	1,979	01/16/2025	24,205
Bank of America, NA	COP	1,543,047	USD	348	01/16/2025	1,754
Bank of America, NA	GBP	10,315	USD	13,306	01/16/2025	182,071
Bank of America, NA	PEN	4,780	USD	1,261	01/16/2025	(14,232)
Bank of America, NA	USD	987	CLP	970,425	01/16/2025	8,693
Bank of America, NA	USD	332	CLP	320,067	01/16/2025	(3,892)
Bank of America, NA	USD	298	COP	1,315,567	01/16/2025	(2,771)
Bank of America, NA	USD	394	PEN	1,485	01/16/2025	2,036
Bank of America, NA	KRW	1,091,282	USD	803	01/17/2025	19,088
Bank of America, NA	KRW	966,659	USD	692	01/17/2025	(2,354)
Bank of America, NA	PHP	40,879	USD	702	01/23/2025	5,818
Bank of America, NA	PHP	24,012	USD	408	01/23/2025	(666)
Bank of America, NA	USD	375	PHP	22,024	01/23/2025	483
Bank of America, NA	IDR	8,629,692	USD	545	01/24/2025	1,864
Bank of America, NA	IDR	13,478,855	USD	845	01/24/2025	(4,185)
Bank of America, NA	AUD	3,806	USD	2,473	02/05/2025	(10,030)
Bank of America, NA	CAD	4,385	USD	3,123	02/05/2025	(16,807)
Bank of America, NA	NOK	7,708	USD	691	02/05/2025	(7,373)
Bank of America, NA	USD	1,561	CAD	2,186	02/05/2025	4,284
Bank of America, NA	USD	634	SEK	6,991	02/05/2025	9,720
Bank of America, NA	JPY	3,256,000	USD	21,390	02/27/2025	(608,402)
Bank of America, NA	TWD	34,203	USD	1,059	02/27/2025	(2,850)
Barclays Bank PLC	INR	81,505	USD	966	12/06/2024	1,713
Barclays Bank PLC	NZD	2,565	USD	1,518	12/06/2024	(1,581)
Barclays Bank PLC	USD	2,753	INR	231,045	12/06/2024	(19,470)
Barclays Bank PLC	USD	3,043	NZD	4,993	12/06/2024	(85,854)
Barclays Bank PLC	JPY	342,635	USD	2,225	12/19/2024	(69,750)
Barclays Bank PLC	USD	1,248	JPY	184,571	12/19/2024	(11,479)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EUR	584	USD	634	12/20/2024	$16,238
Barclays Bank PLC	EUR	2,368	USD	2,499	12/20/2024	(4,987)
Barclays Bank PLC	USD	946	CHF	815	12/20/2024	(19,379)
Barclays Bank PLC	CLP	371,451	USD	379	01/16/2025	(1,830)
Barclays Bank PLC	COP	4,373,579	USD	985	01/16/2025	4,737
Barclays Bank PLC	GBP	3,593	USD	4,538	01/16/2025	(33,118)
Barclays Bank PLC	PEN	1,485	USD	393	01/16/2025	(3,485)
Barclays Bank PLC	USD	625	COP	2,803,617	01/16/2025	3,472
Barclays Bank PLC	USD	2,379	GBP	1,849	01/16/2025	(26,191)
Barclays Bank PLC	USD	437	PEN	1,654	01/16/2025	4,261
Barclays Bank PLC	KRW	369,311	USD	264	01/17/2025	(1,121)
Barclays Bank PLC	USD	390	KRW	545,685	01/17/2025	1,396
Barclays Bank PLC	MYR	5,484	USD	1,243	01/21/2025	7,453
Barclays Bank PLC	MYR	4,071	USD	915	01/21/2025	(2,727)
Barclays Bank PLC	USD	1,282	MYR	5,687	01/21/2025	116
Barclays Bank PLC	USD	1,593	MYR	6,957	01/21/2025	(25,386)
Barclays Bank PLC	CNH	8,333	USD	1,153	01/23/2025	1,038
Barclays Bank PLC	PHP	33,869	USD	580	01/23/2025	3,405
Barclays Bank PLC	USD	1,293	PHP	74,748	01/23/2025	(19,683)
Barclays Bank PLC	CZK	102,568	USD	4,296	01/24/2025	(1,965)
Barclays Bank PLC	IDR	3,572,393	USD	226	01/24/2025	894
Barclays Bank PLC	USD	2,495	HUF	965,132	01/24/2025	(30,297)
Barclays Bank PLC	AUD	911	USD	591	02/05/2025	(2,984)
BNP Paribas SA	USD	22,370	JPY	3,375,792	12/19/2024	241,663
BNP Paribas SA	JPY	3,375,792	USD	22,432	01/06/2025	(236,050)
BNP Paribas SA	USD	2,208	JPY	332,594	01/06/2025	25,093
Citibank, NA	INR	28,423	USD	337	12/06/2024	317
Citibank, NA	USD	209	INR	17,574	12/06/2024	(807)
Citibank, NA	USD	1,397	JPY	215,828	12/19/2024	48,800
Citibank, NA	USD	1,831	EUR	1,733	12/20/2024	2,545
Citibank, NA	USD	354	COP	1,571,136	01/16/2025	(1,467)
Citibank, NA	USD	2,902	GBP	2,307	01/16/2025	33,308
Citibank, NA	USD	340	PEN	1,280	01/16/2025	1,440
Citibank, NA	KRW	5,080,566	USD	3,794	01/17/2025	145,522
Citibank, NA	USD	163	KRW	229,007	01/17/2025	1,314
Citibank, NA	USD	698	KRW	960,929	01/17/2025	(7,804)
Citibank, NA	IDR	10,526,736	USD	666	01/24/2025	2,665
Citibank, NA	IDR	18,782,878	USD	1,176	01/24/2025	(6,275)
Citibank, NA	USD	339	IDR	5,407,628	01/24/2025	1,658
Citibank, NA	USD	1,008	IDR	15,819,265	01/24/2025	(11,621)
Citibank, NA	CAD	8,843	USD	6,398	02/05/2025	67,091
Citibank, NA	NOK	9,088	USD	820	02/05/2025	(2,987)
Citibank, NA	USD	696	NOK	7,708	02/05/2025	2,534
Deutsche Bank AG	JPY	1,340,000	USD	9,226	12/04/2024	268,446
Deutsche Bank AG	USD	316	INR	26,631	12/06/2024	(1,215)
Deutsche Bank AG	USD	656	ZAR	11,862	12/19/2024	1,791
Deutsche Bank AG	CHF	1,046	USD	1,200	12/20/2024	10,283
Deutsche Bank AG	EUR	14,880	USD	16,075	12/20/2024	338,146
Deutsche Bank AG	EUR	910	USD	948	12/20/2024	(14,110)
Deutsche Bank AG	PEN	3,470	USD	913	01/16/2025	(13,123)
Deutsche Bank AG	PHP	49,413	USD	837	01/23/2025	(4,645)
Deutsche Bank AG	IDR	3,225,280	USD	203	01/24/2025	292
Deutsche Bank AG	SEK	7,693	USD	703	02/05/2025	(6,103)
Deutsche Bank AG	USD	264	TWD	8,508	02/27/2025	590
Goldman Sachs Bank USA	BRL	3,539	USD	585	12/03/2024	(3,566)
Goldman Sachs Bank USA	USD	609	BRL	3,539	12/03/2024	(21,059)
Goldman Sachs Bank USA	USD	2,320	INR	195,401	12/06/2024	(8,527)
Goldman Sachs Bank USA	USD	1,862	MXN	36,384	12/11/2024	(71,803)
Goldman Sachs Bank USA	EUR	2,712	USD	2,937	12/20/2024	69,104
Goldman Sachs Bank USA	CLP	742,307	USD	765	01/16/2025	3,111
Goldman Sachs Bank USA	COP	3,393,507	USD	756	01/16/2025	(4,833)
Goldman Sachs Bank USA	USD	257	CLP	250,126	01/16/2025	30
Goldman Sachs Bank USA	USD	184	PEN	698	01/16/2025	2,266
Goldman Sachs Bank USA	KRW	266,069	USD	190	01/17/2025	(1,305)
Goldman Sachs Bank USA	USD	214	MYR	955	01/21/2025	961
Goldman Sachs Bank USA	PHP	21,696	USD	368	01/23/2025	(1,261)
Goldman Sachs Bank USA	USD	754	PHP	44,455	01/23/2025	3,446
Goldman Sachs Bank USA	IDR	5,081,060	USD	325	01/24/2025	5,394
Goldman Sachs Bank USA	USD	1,310	PLN	5,384	01/24/2025	12,102

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	1,786	CAD	2,468	02/05/2025	$(18,603)
HSBC Bank USA	INR	58,793	USD	699	12/06/2024	3,109
HSBC Bank USA	COP	1,564,218	USD	351	01/16/2025	512
HSBC Bank USA	EUR	17,563	USD	18,633	01/16/2025	37,333
HSBC Bank USA	USD	334	CLP	327,074	01/16/2025	1,827
JPMorgan Chase Bank, NA	INR	30,146	USD	358	12/06/2024	1,601
JPMorgan Chase Bank, NA	USD	715	INR	60,261	12/06/2024	(2,333)
JPMorgan Chase Bank, NA	USD	1,383	NZD	2,284	12/06/2024	(30,473)
JPMorgan Chase Bank, NA	ZAR	12,502	USD	686	12/19/2024	(6,510)
JPMorgan Chase Bank, NA	USD	1,091	EUR	1,010	12/20/2024	(22,592)
JPMorgan Chase Bank, NA	GBP	633	USD	803	01/16/2025	(2,330)
JPMorgan Chase Bank, NA	USD	154	COP	686,334	01/16/2025	(416)
JPMorgan Chase Bank, NA	USD	1,097	GBP	872	01/16/2025	12,515
JPMorgan Chase Bank, NA	USD	352	KRW	484,371	01/17/2025	(4,302)
JPMorgan Chase Bank, NA	IDR	8,572,736	USD	549	01/24/2025	8,925
JPMorgan Chase Bank, NA	SEK	26,199	USD	2,409	02/05/2025	(4,433)
JPMorgan Chase Bank, NA	USD	1,642	CAD	2,297	02/05/2025	2,875
Morgan Stanley Capital Services, Inc.	INR	15,393	USD	182	12/06/2024	178
Morgan Stanley Capital Services, Inc.	USD	866	INR	73,139	12/06/2024	(627)
Morgan Stanley Capital Services, Inc.	MXN	11,416	USD	566	12/11/2024	4,573
Morgan Stanley Capital Services, Inc.	USD	553	MXN	10,828	12/11/2024	(20,428)
Morgan Stanley Capital Services, Inc.	JPY	1,856,030	USD	12,520	12/19/2024	88,541
Morgan Stanley Capital Services, Inc.	USD	710	JPY	109,024	12/19/2024	19,799
Morgan Stanley Capital Services, Inc.	USD	2,194	JPY	325,201	12/19/2024	(15,513)
Morgan Stanley Capital Services, Inc.	ZAR	9,212	USD	523	12/19/2024	12,168
Morgan Stanley Capital Services, Inc.	CHF	2,505	USD	2,832	12/20/2024	(17,223)
Morgan Stanley Capital Services, Inc.	COP	10,288,107	USD	2,315	01/16/2025	8,201
Morgan Stanley Capital Services, Inc.	GBP	1,719	USD	2,170	01/16/2025	(17,803)
Morgan Stanley Capital Services, Inc.	USD	340	COP	1,505,579	01/16/2025	(2,242)
Morgan Stanley Capital Services, Inc.	USD	314	MYR	1,409	01/21/2025	3,216
Morgan Stanley Capital Services, Inc.	IDR	2,852,326	USD	181	01/24/2025	1,033
Morgan Stanley Capital Services, Inc.	USD	1,558	IDR	24,786,617	01/24/2025	2,522
Morgan Stanley Capital Services, Inc.	USD	3,894	IDR	60,938,087	01/24/2025	(56,959)
Morgan Stanley Capital Services, Inc.	USD	1,035	SEK	11,387	02/05/2025	13,795
Morgan Stanley Capital Services, Inc.	TWD	50,456	USD	1,562	02/27/2025	(4,372)
State Street Bank & Trust Co.	EUR	1,209	USD	1,272	12/05/2024	(5,246)
State Street Bank & Trust Co.	NZD	1,375	USD	830	12/06/2024	15,897
State Street Bank & Trust Co.	NZD	1,063	USD	626	12/06/2024	(3,867)
State Street Bank & Trust Co.	USD	1,114	NZD	1,822	12/06/2024	(34,407)
State Street Bank & Trust Co.	MXN	28,989	USD	1,465	12/11/2024	38,351
State Street Bank & Trust Co.	MXN	5,026	USD	243	12/11/2024	(4,201)
State Street Bank & Trust Co.	USD	954	MXN	19,583	12/11/2024	9,289
State Street Bank & Trust Co.	USD	824	MXN	16,428	12/11/2024	(16,014)
State Street Bank & Trust Co.	SGD	1,683	USD	1,287	12/17/2024	28,972
State Street Bank & Trust Co.	USD	340	SGD	444	12/17/2024	(8,637)
State Street Bank & Trust Co.	JPY	79,510	USD	535	12/19/2024	1,952
State Street Bank & Trust Co.	JPY	252,283	USD	1,665	12/19/2024	(24,560)
State Street Bank & Trust Co.	USD	1,378	JPY	211,083	12/19/2024	35,652
State Street Bank & Trust Co.	USD	326	JPY	48,258	12/19/2024	(2,800)
State Street Bank & Trust Co.	USD	1,177	ZAR	21,424	12/19/2024	10,466
State Street Bank & Trust Co.	USD	1,256	ZAR	22,261	12/19/2024	(21,877)
State Street Bank & Trust Co.	ZAR	13,771	USD	776	12/19/2024	12,761
State Street Bank & Trust Co.	ZAR	14,758	USD	812	12/19/2024	(5,502)
State Street Bank & Trust Co.	CHF	193	USD	224	12/20/2024	4,310
State Street Bank & Trust Co.	EUR	4,193	USD	4,553	12/20/2024	118,914
State Street Bank & Trust Co.	EUR	1,357	USD	1,430	12/20/2024	(6,262)
State Street Bank & Trust Co.	USD	359	CHF	307	12/20/2024	(9,481)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	2,566	EUR	2,442	12/20/2024	$16,963
State Street Bank & Trust Co.	USD	597	EUR	551	12/20/2024	(14,396)
State Street Bank & Trust Co.	GBP	903	USD	1,162	01/16/2025	13,117
State Street Bank & Trust Co.	GBP	945	USD	1,193	01/16/2025	(8,894)
State Street Bank & Trust Co.	USD	860	GBP	680	01/16/2025	5,224
State Street Bank & Trust Co.	USD	672	GBP	524	01/16/2025	(4,876)
State Street Bank & Trust Co.	CNH	4,878	USD	675	01/23/2025	660
State Street Bank & Trust Co.	CNH	1,507	USD	208	01/23/2025	(405)
State Street Bank & Trust Co.	USD	474	CNH	3,430	01/23/2025	372
State Street Bank & Trust Co.	USD	339	CNH	2,447	01/23/2025	(512)
State Street Bank & Trust Co.	USD	1,779	THB	61,399	01/23/2025	19,181
State Street Bank & Trust Co.	CZK	5,547	USD	231	01/24/2025	(1,288)
State Street Bank & Trust Co.	HUF	129,737	USD	337	01/24/2025	5,267
State Street Bank & Trust Co.	PLN	1,360	USD	332	01/24/2025	(2,243)
State Street Bank & Trust Co.	USD	286	PLN	1,183	01/24/2025	4,120
State Street Bank & Trust Co.	AUD	304	USD	198	02/05/2025	(533)
State Street Bank & Trust Co.	CAD	3,594	USD	2,596	02/05/2025	22,466
State Street Bank & Trust Co.	CAD	957	USD	684	02/05/2025	(1,248)
State Street Bank & Trust Co.	NOK	4,589	USD	413	02/05/2025	(2,689)
State Street Bank & Trust Co.	SEK	8,016	USD	732	02/05/2025	(6,017)
State Street Bank & Trust Co.	USD	541	AUD	833	02/05/2025	2,908
State Street Bank & Trust Co.	USD	691	CAD	954	02/05/2025	(7,205)
State Street Bank & Trust Co.	USD	289	NOK	3,192	02/05/2025	348
State Street Bank & Trust Co.	USD	548	SEK	6,029	02/05/2025	6,974
UBS AG	BRL	2,305	USD	398	12/03/2024	14,779
UBS AG	BRL	2,855	USD	472	12/03/2024	(2,877)
UBS AG	USD	381	BRL	2,305	12/03/2024	2,323
UBS AG	USD	494	BRL	2,855	12/03/2024	(19,628)
UBS AG	USD	1,286	NZD	2,195	12/06/2024	14,239
UBS AG	MXN	16,272	USD	787	12/11/2024	(14,035)
UBS AG	USD	972	MXN	20,137	12/11/2024	19,227
UBS AG	JPY	1,416,912	USD	9,385	12/19/2024	(105,490)
UBS AG	USD	689	ZAR	12,502	12/19/2024	4,099
UBS AG	USD	3,927	EUR	3,636	12/20/2024	(81,536)
UBS AG	CLP	392,384	USD	398	01/16/2025	(4,472)
UBS AG	USD	354	KRW	485,065	01/17/2025	(5,489)
UBS AG	USD	129	IDR	2,055,982	01/24/2025	(9)
UBS AG	CAD	849	USD	605	02/05/2025	(3,247)
UBS AG	NOK	10,499	USD	949	02/05/2025	(2,173)
UBS AG	USD	2,031	AUD	3,126	02/05/2025	8,254
UBS AG	TWD	28,968	USD	900	02/27/2025	834

						$770,150

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx-Europe Series 42, 5 Year Index, 12/20/2029*	(1.00)%	Quarterly	0.56%	EUR	3,010	$(73,460)	$(63,143)	$(10,317)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	2.95	USD	11,950	1,144,795	870,927	273,868
iTraxx Xover Series 41, 5 Year Index, 06/20/2029*	5.00	Quarterly	2.60	EUR	2,500	280,927	219,734	61,193

						$1,352,262	$1,027,518	$324,744

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNY	107,330	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	$32,606	$—	$32,606
SEK	14,495	08/30/2026	2.290%	3 Month STIBOR	Annual/ Quarterly	(3,586)	—	(3,586)
SEK	14,495	09/02/2026	2.257%	3 Month STIBOR	Annual/ Quarterly	(2,894)	—	(2,894)
SEK	14,495	09/02/2026	2.298%	3 Month STIBOR	Annual/ Quarterly	(3,967)	—	(3,967)
SEK	14,494	09/02/2026	2.265%	3 Month STIBOR	Annual/ Quarterly	(3,103)	—	(3,103)
SEK	13,261	09/02/2026	2.250%	3 Month STIBOR	Annual/ Quarterly	(2,480)	—	(2,480)
SEK	4,043	08/13/2034	3 Month STIBOR	2.284%	Quarterly/ Annual	5,099	—	5,099
SEK	2,658	08/16/2034	3 Month STIBOR	2.243%	Quarterly/ Annual	2,502	—	2,502
SEK	2,763	09/11/2034	3 Month STIBOR	2.210%	Quarterly/ Annual	(307)	—	(307)
SEK	7,217	09/17/2034	3 Month STIBOR	2.185%	Quarterly/ Annual	(2,224)	—	(2,224)
NZD	262	09/17/2034	3 Month BKBM	3.750%	Quarterly/ Semi-Annual	(4,313)	—	(4,313)
NZD	483	09/24/2034	3 Month BKBM	3.861%	Quarterly/ Semi-Annual	(5,175)	—	(5,175)
SEK	4,256	10/01/2034	3 Month STIBOR	2.232%	Quarterly/ Annual	524	—	524
NOK	2,360	10/01/2034	3.490%	6 Month NIBOR	Annual/ Semi-Annual	2,053	—	2,053
NZD	605	10/25/2034	3 Month BKBM	4.190%	Quarterly/ Semi-Annual	3,702	—	3,702
NOK	5,409	10/31/2034	3.955%	6 Month NIBOR	Annual/ Semi-Annual	(15,106)	—	(15,106)
NZD	229	11/04/2034	3 Month BKBM	4.166%	Quarterly/ Semi-Annual	1,156	—	1,156
NOK	2,939	11/15/2034	3.885%	6 Month NIBOR	Annual/ Semi-Annual	(6,694)	—	(6,694)
SEK	1,756	11/15/2034	3 Month STIBOR	2.410%	Quarterly/ Annual	3,001	—	3,001
NZD	258	11/15/2034	3 Month BKBM	4.265%	Quarterly/ Semi-Annual	2,569	—	2,569
NZD	2,014	11/20/2034	3 Month BKBM	4.300%	Quarterly/ Semi-Annual	23,656	—	23,656
SEK	1,982	11/20/2034	3 Month STIBOR	2.400%	Quarterly/ Annual	3,249	—	3,249
NZD	1,130	11/26/2034	3 Month BKBM	4.171%	Quarterly/ Semi-Annual	6,179	—	6,179

						$36,447	$—	$36,447

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Britvic PLC	SONIA plus 0.30%	Maturity	GBP	55	08/12/2026	$352
Britvic PLC	SONIA plus 0.30%	Maturity	GBP	87	08/12/2026	283
Britvic PLC	SONIA plus 0.30%	Maturity	GBP	60	08/12/2026	177
Britvic PLC	SONIA plus 0.30%	Maturity	GBP	31	08/12/2026	154
Britvic PLC	SONIA plus 0.30%	Maturity	GBP	17	08/12/2026	112
Britvic PLC	SONIA plus 0.30%	Maturity	GBP	10	08/12/2026	57
Merrill Lynch International Bloomberg Commodity Index	0.00%	Maturity	USD	12,856	12/16/2024	162,171
Morgan Stanley Capital Services LLC
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	140	10/20/2025	23,809
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	85	10/20/2025	13,906
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	85	10/20/2025	13,851
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	86	10/20/2025	13,523
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	83	10/20/2025	13,491
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	54	10/20/2025	8,720
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	56	10/20/2025	8,530
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	94	10/20/2025	7,943
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	51	10/20/2025	6,878
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	44	10/20/2025	6,362
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	37	10/20/2025	5,624
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	42	10/20/2025	5,510
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	41	10/20/2025	5,220
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	61	10/20/2025	4,693
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	28	10/20/2025	4,378
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	28	10/20/2025	4,375
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	36	10/20/2025	4,276
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	29	10/20/2025	3,800
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	30	10/20/2025	3,723
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	39	10/20/2025	3,716
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	44	10/20/2025	3,637
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	29	10/20/2025	2,863
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	20	10/20/2025	1,605
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	1,222
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	866
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	126	10/20/2025	55,180
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	113	10/20/2025	51,582
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	111	10/20/2025	49,201
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	76	10/20/2025	35,797
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	76	10/20/2025	33,585
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	67	10/20/2025	32,740
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	68	10/20/2025	29,687
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	61	10/20/2025	28,065
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	55	10/20/2025	24,209
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	49	10/20/2025	22,767
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	47	10/20/2025	22,069
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	44	10/20/2025	19,345
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	43	10/20/2025	19,064
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	39	10/20/2025	17,689
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	37	10/20/2025	17,444
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	37	10/20/2025	16,710
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	33	10/20/2025	16,597
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	30	10/20/2025	12,991
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	27	10/20/2025	12,834
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	21	10/20/2025	10,241
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	20	10/20/2025	8,825
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	15	10/20/2025	6,957
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	15	10/20/2025	6,781
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	7	10/20/2025	2,975

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	37		10/20/2025	$213
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	32		10/20/2025	142
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	87		10/20/2025	117
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	85		10/20/2025	114
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	30		10/20/2025	69
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	30		10/20/2025	60
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	37		10/20/2025	50
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	34		10/20/2025	28
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	7
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	0	***	10/20/2025	(7)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	8		10/20/2025	(237)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	11		10/20/2025	(352)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	16		10/20/2025	(457)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(678)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	31		10/20/2025	(861)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	30		10/20/2025	(938)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	(1,085)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	(1,156)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	43		10/20/2025	(1,201)
IBOVESPA Futures	0.00%	Maturity	BRL	125		12/18/2024	(578)
IBOVESPA Futures	0.00%	Maturity	BRL	2,651		12/18/2024	(7,375)
KOSPI 200 Futures	0.00%	Maturity	KRW	652,600		12/12/2024	9,388
KOSPI 200 Futures	0.00%	Maturity	KRW	571,025		12/12/2024	(2,134)
KOSPI 200 Futures	0.00%	Maturity	KRW	326,300		12/12/2024	(2,688)
KOSPI 200 Futures	0.00%	Maturity	KRW	326,300		12/12/2024	(5,663)
KOSPI 200 Futures	0.00%	Maturity	KRW	978,900		12/12/2024	(6,001)
KOSPI 200 Futures	0.00%	Maturity	KRW	489,450		12/12/2024	(10,713)
KOSPI 200 Futures	0.00%	Maturity	KRW	489,450		12/12/2024	(11,434)
KOSPI 200 Futures	0.00%	Maturity	KRW	1,142,050		12/12/2024	(13,618)
Neoen SA	EURIBOR plus 0.50%	Maturity	EUR	18		10/20/2025	59
Neoen SA	EURIBOR plus 0.50%	Maturity	EUR	2		10/20/2025	43
Neoen SA	EURIBOR plus 0.50%	Maturity	EUR	25		10/20/2025	31
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	4		10/20/2025	72
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	1		10/20/2025	(60)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	2		10/20/2025	(91)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	8		10/20/2025	(153)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	(170)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	2		10/20/2025	(196)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	6		10/20/2025	(199)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(372)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	11		10/20/2025	(398)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	(561)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	17		10/20/2025	(562)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	43		10/20/2025	(635)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(737)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	38		10/20/2025	(841)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	29		10/20/2025	(1,087)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(1,173)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(1,227)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(1,273)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	28		10/20/2025	(1,426)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	17		10/20/2025	(1,834)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	38		10/20/2025	(2,000)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	19		10/20/2025	(2,248)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	27		10/20/2025	(2,740)
WalkMe Ltd.	FedFundEffective plus 0.35%	Maturity	USD	11		10/20/2025	(22)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
Amcor PLC	SOFR minus 0.35%	Maturity	USD	33	07/15/2025	$51
Amcor PLC	SOFR minus 0.35%	Maturity	USD	55	07/15/2025	(35)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	3	07/15/2025	(38)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	2	07/15/2025	(52)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	28	07/15/2025	(412)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	115	07/15/2025	(631)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	58	07/15/2025	(871)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	18	07/15/2025	(3,609)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	18	07/15/2025	(4,032)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	20	07/15/2025	(5,128)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	35	07/15/2025	(7,148)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	37	07/15/2025	(9,879)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	44	07/15/2025	(10,061)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	43	07/15/2025	(10,096)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	44	07/15/2025	(10,594)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	49	07/15/2025	(11,578)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	61	07/15/2025	(13,953)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	72	07/15/2025	(14,988)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	73	07/15/2025	(16,499)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	69	07/15/2025	(17,746)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	73	07/15/2025	(18,555)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	78	07/15/2025	(19,624)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	84	07/15/2025	(21,366)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	107	07/15/2025	(26,982)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	225	07/15/2025	(56,418)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	479	07/15/2025	(122,828)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	9	07/15/2025	117
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	3	07/15/2025	59
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	14	07/15/2025	7
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	(25)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	5	07/15/2025	(40)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	6	07/15/2025	(71)
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	254	07/15/2025	67,829
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	103	07/15/2025	16,870
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	61	07/15/2025	16,374
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	54	07/15/2025	14,940
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	73	07/15/2025	10,679

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	68		07/15/2025	$10,519
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	58		07/15/2025	8,388
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	55		07/15/2025	7,731
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	52		07/15/2025	6,856
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	39		07/15/2025	6,727
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	41		07/15/2025	5,858
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	43		07/15/2025	5,510
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	36		07/15/2025	5,093
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	18		07/15/2025	4,695
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	30		07/15/2025	4,690
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	34		07/15/2025	4,312
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	24		07/15/2025	2,876
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	12		07/15/2025	2,176
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	15		07/15/2025	1,845
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	15		07/15/2025	1,270
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	6		07/15/2025	887
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	4		07/15/2025	695
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	36		07/15/2025	471
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	21		07/15/2025	349
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	35		07/15/2025	214
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	128
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	112
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	79
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	55
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	43
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	32
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	67		07/15/2025	(6,044)
Morgan Stanley Capital Services LLC
Atlantic Union Bankshares Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(5)
Atlantic Union Bankshares Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(16)
Atlantic Union Bankshares Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2025	(942)
Atlantic Union Bankshares Corp.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2025	(1,269)
Atlantic Union Bankshares Corp.	FedFundEffective minus 0.35%	Maturity	USD	18		10/20/2025	(2,619)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	28		10/20/2025	(93)
CoStar Group, Inc.	FedFundEffective minus 0.35%	Maturity	USD	107		10/20/2025	8,599
CoStar Group, Inc.	FedFundEffective minus 0.35%	Maturity	USD	46		10/20/2025	3,538
CoStar Group, Inc.	FedFundEffective minus 0.35%	Maturity	USD	27		10/20/2025	2,126
CoStar Group, Inc.	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2025	1,958
CoStar Group, Inc.	FedFundEffective minus 0.35%	Maturity	USD	14		10/20/2025	1,660
CoStar Group, Inc.	FedFundEffective minus 0.35%	Maturity	USD	14		10/20/2025	1,079
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	32		10/20/2025	1,783

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	19		10/20/2025	$1,323
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2025	1,126
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	32		10/20/2025	1,053
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	9		10/20/2025	723
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	16		10/20/2025	569
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	424
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	337
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	18		10/20/2025	235
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2025	150
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2025	87
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	74
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	52
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	8		10/20/2025	50
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	47
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0		10/20/2025	11
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	8		10/20/2025	8
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	5
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	3
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	2
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	2
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	0
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	0
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(33)
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2025	(106)
First Majestic Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	(216)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	2		10/20/2025	(491)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	5		10/20/2025	(1,373)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	7		10/20/2025	(1,784)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	10		10/20/2025	(2,866)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	12		10/20/2025	(3,522)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	15		10/20/2025	(4,104)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	15		10/20/2025	(4,309)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	16		10/20/2025	(4,670)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	20		10/20/2025	(5,753)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	30		10/20/2025	(11,128)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	43		10/20/2025	(12,831)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	38		10/20/2025	(13,442)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	48		10/20/2025	$(13,489)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	37		10/20/2025	(14,070)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	48		10/20/2025	(15,579)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	44		10/20/2025	(16,750)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	45		10/20/2025	(16,875)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	60		10/20/2025	(17,008)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	62		10/20/2025	(17,131)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	56		10/20/2025	(19,343)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	77		10/20/2025	(22,348)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	78		10/20/2025	(23,059)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	113		10/20/2025	(40,074)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	171		10/20/2025	(46,616)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	188		10/20/2025	(49,034)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	0	***	10/20/2025	(101)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	2		10/20/2025	(400)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	6		10/20/2025	(1,203)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	4		10/20/2025	(1,335)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	7		10/20/2025	(1,990)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	12		10/20/2025	(2,937)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	12		10/20/2025	(2,952)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	12		10/20/2025	(3,049)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	12		10/20/2025	(3,447)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	16		10/20/2025	(3,861)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	17		10/20/2025	(4,285)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	17		10/20/2025	(4,449)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	18		10/20/2025	(5,205)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	20		10/20/2025	(5,764)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	24		10/20/2025	(6,331)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	30		10/20/2025	(6,686)
John Bean Technologies Corp.	EURIBOR minus 0.35%	Maturity	EUR	26		10/20/2025	(6,790)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	30		10/20/2025	(7,768)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	39		10/20/2025	(9,107)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	74		10/20/2025	(10,192)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	31		10/20/2025	(10,967)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	54		10/20/2025	(14,974)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	75		10/20/2025	(16,582)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	106		10/20/2025	(26,613)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	7		10/20/2025	(719)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	11		10/20/2025	(984)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	21		10/20/2025	(1,195)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	30		10/20/2025	(2,142)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	22		10/20/2025	(2,571)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	41		10/20/2025	(2,664)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	29		10/20/2025	(3,020)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	31		10/20/2025	$(3,035)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	45		10/20/2025	(3,084)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	25		10/20/2025	(3,218)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	28		10/20/2025	(3,380)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	38		10/20/2025	(3,451)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	29		10/20/2025	(3,547)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	63		10/20/2025	(3,549)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	28		10/20/2025	(3,553)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	31		10/20/2025	(3,684)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	29		10/20/2025	(3,712)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	44		10/20/2025	(4,448)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	43		10/20/2025	(4,459)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	46		10/20/2025	(5,251)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	97		10/20/2025	(5,494)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	53		10/20/2025	(5,758)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	50		10/20/2025	(6,033)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	57		10/20/2025	(6,981)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	57		10/20/2025	(7,034)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	58		10/20/2025	(7,042)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	57		10/20/2025	(7,114)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	88		10/20/2025	(10,541)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	145		10/20/2025	(17,714)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(22)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	(150)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	(339)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2025	(360)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	(662)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2025	(1,167)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	31		10/20/2025	(2,530)
Renasant Corp.	FedFundEffective minus 0.35%	Maturity	USD	367		10/20/2025	(28,705)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	15		10/20/2025	1,708
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	44		10/20/2025	1,095
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	36		10/20/2025	973
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	31		10/20/2025	931
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	61		10/20/2025	809
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2025	492
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	22		10/20/2025	446
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	12		10/20/2025	437
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2025	292

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	33		10/20/2025	$164
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	77		10/20/2025	131
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	29		10/20/2025	68
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	(9)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2025	(9)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	60		10/20/2025	(146)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2025	(153)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	13		10/20/2025	(171)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	12		10/20/2025	(313)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	30		10/20/2025	(1,266)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	18		10/20/2025	(1,573)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	23		10/20/2025	(1,648)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	20		10/20/2025	(1,701)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	68		10/20/2025	(3,342)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	90		10/20/2025	(4,379)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(92)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	(189)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	(279)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2025	(373)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2025	(473)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2025	(477)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2025	(556)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2025	(598)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2025	(601)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2025	(735)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2025	(946)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2025	(1,020)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	(1,627)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2025	(1,920)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2025	(2,203)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2025	(2,376)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	9		10/20/2025	(2,766)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	15		10/20/2025	(5,195)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	19		10/20/2025	(6,286)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	22		10/20/2025	(6,452)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	20		10/20/2025	(6,623)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	30		10/20/2025	(7,017)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	21		10/20/2025	(7,337)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	26		10/20/2025	(7,732)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	52		10/20/2025	(8,271)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	29		10/20/2025	(8,527)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	26		10/20/2025	(9,017)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	28		10/20/2025	(9,037)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	28		10/20/2025	(9,490)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	37		10/20/2025	(11,094)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	35		10/20/2025	(11,343)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	54		10/20/2025	(11,405)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	41		10/20/2025	(12,170)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	58		10/20/2025	(18,275)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	62		10/20/2025	(21,344)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	79		10/20/2025	(27,360)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	86	10/20/2025	$(28,124)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	86	10/20/2025	(28,410)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	91	10/20/2025	(31,065)
UMB Financial Corp.	FedFundEffective minus 0.35%	Maturity	USD	144	10/20/2025	(49,551)

						$(436,136)

***	Notional amount less than 500.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Fair valued by the Adviser.
(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $70,380,009 or 16.2% of net assets.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.
(j)	Defaulted matured security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2024.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	$ 6	$ 38	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019-12/01/2019	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,373	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	30,992	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	$ 15	$ 0	0.00%

(m)	Escrow shares.
(n)	Affiliated investments.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of November 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,937,922 gross unrealized depreciation of investments was $(9,979,032) resulting in net unrealized appreciation of $45,958,890.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Right

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

NSE – National Stock Exchange

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

November 30, 2024 (unaudited)

56.5%	United States
13.3%	Japan
5.0%	United Kingdom
3.3%	France
2.6%	Canada
1.3%	Germany
1.1%	Italy
1.1%	Spain
0.9%	Denmark
0.8%	Australia
0.8%	Netherlands
0.6%	South Korea
0.5%	Switzerland
5.4%	Other
6.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Argentina, Austria, Belgium, Brazil, Chile, China, Colombia, Finland, Hong Kong, Hungary, Iceland, Indonesia, Ireland, Jamaica, Luxembourg, Mexico, Norway, Peru, Poland, Romania, Russia, Saudi Arabia, Singapore, South Africa, Supranational, Sweden and Taiwan.

AB All Market Total Return Portfolio

November 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$38,090,497	$2,833,276	$0	(a)	$40,923,773
Financials	19,575,617	9,345,208	35,325		28,956,150
Health Care	18,919,179	3,001,946	—		21,921,125
Industrials	11,207,510	7,509,390	3,094		18,719,994
Consumer Discretionary	12,423,211	3,104,586	0	(a)	15,527,797
Communication Services	10,057,362	1,464,467	—		11,521,829
Consumer Staples	7,149,669	2,920,300	8,714		10,078,683
Materials	5,695,530	1,703,246	—		7,398,776
Energy	2,797,069	1,862,667	0	(a)	4,659,736
Utilities	2,507,175	1,394,913	—		3,902,088
Real Estate	1,413,446	585,269	—		1,998,715
Governments - Treasuries	—	96,974,080	—		96,974,080
Investment Companies	63,823,172	—	—		63,823,172
Corporates - Investment Grade	—	31,306,552	—		31,306,552
Mortgage Pass-Throughs	—	19,823,573	—		19,823,573
Collateralized Loan Obligations	—	4,624,645	—		4,624,645
Covered Bonds	—	4,054,321	—		4,054,321
Collateralized Mortgage Obligations	—	3,957,029	—		3,957,029
Asset-Backed Securities	—	3,550,205	—		3,550,205
Inflation-Linked Securities	—	2,899,102	—		2,899,102
Local Governments - Provincial Bonds	—	2,835,287	—		2,835,287
Governments - Sovereign Agencies	—	2,693,812	—		2,693,812
Supranationals	—	2,022,056	—		2,022,056
Local Governments - Regional Bonds	—	1,691,178	—		1,691,178
Commercial Mortgage-Backed Securities	—	1,687,755	—		1,687,755
Governments - Sovereign Bonds	—	1,443,704	—		1,443,704
Quasi-Sovereigns	—	526,012	—		526,012
Corporates - Non-Investment Grade	—	—	234,723	(a)	234,723
Preferred Stocks	—	—	109,746		109,746
Rights	—	—	55,268		55,268

Investments in Securities:	Level 1	Level 2	Level 3		Total
Emerging Markets - Corporate Bonds	—	—	38	(a)	38
Emerging Markets - Treasuries	—	—	0	(a)	—
Warrants	—	—	0	(a)	—
Short-Term Investments	30,081,095	—	—		30,081,095
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,253,658	—	—		1,253,658

Total Investments in Securities	224,994,190	215,814,579	446,908	(a)	441,255,677
Other Financial Instruments(b):
Assets:
Futures	5,041,741	—	—		5,041,741
Forward Currency Exchange Contracts	—	3,190,094	—		3,190,094
Centrally Cleared Credit Default Swaps	—	1,425,722	—		1,425,722
Centrally Cleared Interest Rate Swaps	—	86,296	—		86,296
Total Return Swaps	—	1,142,662	—		1,142,662
Liabilities:
Futures	(1,049,478)	—	—		(1,049,478)
Forward Currency Exchange Contracts	—	(2,419,944)	—		(2,419,944)
Centrally Cleared Credit Default Swaps	—	(73,460)	—		(73,460)
Centrally Cleared Interest Rate Swaps	—	(49,849)	—		(49,849)
Total Return Swaps	—	(1,578,798)	—		(1,578,798)

Total	$228,986,453	$217,537,302	$446,908	(a)	$446,970,663

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2024 is as follows:

Fund	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,609	$54,460	$46,988	$30,081	$0
Government Money Market Portfolio*	4,756	51,106	54,608	1,254	30
Total	$27,365	$105,566	$101,596	$31,335	$30

*	Investments of cash collateral for securities lending transactions